SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                  _________

                                  FORM 10-D

  Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d)
                                   of the
                         Securities Exchange Act of 1934

                           ________________________

For the distribution period from August 2, 2006 to September 1, 2006

Commission File Number of issuing entity: 333-131203-01


                    GE-WMC Mortgage Securities Trust 2006-1

                    _______________________________________

           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-131203


                       GE-WMC Mortgage Securities, L.L.C.

                    _______________________________________

             (Exact name of depositor as specified in its charter)


                               WMC Mortgage Corp.

                    _______________________________________

              (Exact name of sponsor as specified in its charter)


                  Delaware                                        20-3251199
_____________________________________________               ____________________
(State or other jurisdiction of incorporation               (I.R.S. Employer
   or organization of the issuing entity)                     Identification
                                                                  No.)

     3100 Thornton Avenue, Burbank, CA                             91504
_____________________________________________               ____________________
(Address of principal executive offices of                        (Zip Code)
           the issuing entity)


                                  818-736-7023

________________________________________________________________________________
                    (Telephone number, including area code)







Title of Class  Registered/reporting pursuant to (check one)  Name of exchange

    	 Section 12(b)   Section 12(g)   Section 15(d)       (If Section 12(b))

A1A	[            ]	[            ]	[      X      ]
A1B	[            ]	[            ]	[      X      ]
A2A	[            ]	[            ]	[      X      ]
A2B	[            ]	[            ]	[      X      ]
A2C	[            ]	[            ]	[      X      ]
M1 	[            ]	[            ]	[      X      ]
M2 	[            ]	[            ]	[      X      ]
M3 	[            ]	[            ]	[      X      ]
M4 	[            ]	[            ]	[      X      ]
M5 	[            ]	[            ]	[      X      ]
M6 	[            ]	[            ]	[      X      ]
B1 	[            ]	[            ]	[      X      ]
B2 	[            ]	[            ]	[      X      ]
B3 	[            ]	[            ]	[      X      ]
B4 	[            ]	[            ]	[      X      ]
B5 	[            ]	[            ]	[      X      ]
C  	[            ]	[            ]	[      X      ]
P  	[            ]	[            ]	[      X      ]
R  	[            ]	[            ]	[      X      ]
RX 	[            ]	[            ]	[      X      ]


Indicate by check mark if the registrant has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days

Yes    		No   X
    ______       ______


Part I - Distribution Information

Item	1. Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from August 2, 2006 to September 1, 2006 is provided below and in monthly statement attached as Exhibit 99.1 to this Form 10-D.



Distributions were made by the Trustee (on behalf of the issuing entity) to

Certificateholders pursuant to the Pooling and Servicing Agreement dated

September 7, 2006, filed with the Commission. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to

Certificateholders attached here to as Exhibit 99.1) are used as defined in the

Pooling and Servicing Agreement.



See the Pooling and Servicing Agreement, and the Prospectus Supplement dated

August 9, 2006, filed with the Commission on August 18, 2006, pursuant to

Rule 424(b)(5) of the Securities Act for a description of transaction parties,

calculation formulas, allocations and purposes of the distribution and pool performance information in the Monthly Statement.



Part II - Other Information

Item 2. Legal Proceeding.
None.

Item 3. Sales of Securities and Use of Proceeds.

On August 21, 2006, the following classes of the GE-WMC Asset-Backed Pass-Through Certificates, Series 2006-1 were sold by the depositor to the initial purchasers set forth below:

Initial Purchasers			Class A-1a Certificates ($)
Citigroup Global Markets Inc.		$67,903,200.00
Goldman, Sachs & Co.			$52,813,600.00
Morgan Stanley & Co. Incorporated	$10,059,733.33
Lehman Brothers Inc.			$10,059,733.33
UBS Securities LLC			$10,059,733.34

Initial Purchasers			Class A-1b Certificates ($)
Citigroup Global Markets Inc.		$16,976,250.00
Goldman, Sachs & Co.			$13,203,750.00
Morgan Stanley & Co. Incorporated	$2,515,000.00
Lehman Brothers Inc.			$2,515,000.00
UBS Securities LLC			$2,515,000.00

Initial Purchasers			Class B-4 Certificates ($)
Citigroup Global Markets Inc.		$2,435,850.00
Goldman, Sachs & Co.			$1,894,550.00
Morgan Stanley & Co. Incorporated	$360,866.67
Lehman Brothers Inc.			$360,866.67
UBS Securities LLC			$360,866.66

Initial Purchasers			Class B-5 Certificates ($)
Citigroup Global Markets Inc.		$3,857,400.00
Goldman, Sachs & Co.			$3,000,200.00
Morgan Stanley & Co. Incorporated	$571,466.67
Lehman Brothers Inc.			$571,466.66
UBS Securities LLC			$571,466.67

In addition, 100% of the Class C and Class P Certificates were sold to GE Mortgage Holding L.L.C., and 100% of the Class R and Class R-X Certificates were sold to Citigroup Global Markets, Inc. Each of these transactions were exempt from registration under the Securities Act of 1933, as amended (the "Act"), pursuant to Section 4(2) of the Act. The depositor received the net proceeds from the sale of the foregoing certificates and the publicly-offered Series 2006-1 certificates and used those proceeds to purchase from the sponsor, WMC Mortgage Corp., the pool of mortgage loans constituting the asset poolby which such certificates are backed.

Item 4. Default Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Securityholders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.



Item 9. Exhibits.


Exhibit No.  Description
__________   ___________

99.1    Monthly Statement furnished to Certificateholders















                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Master Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned thereunto duly authorized.

                       GE-WMC Mortgage Securities, L.L.C.



                          By:
                          By:


                          By:     Gregory Macfarlane
                                ______________________
                          Name:   Gregory Macfarlane
                          Title:  Treasurer



Dated: September 25, 2006













                                 EXHIBIT INDEX



Exhibit

99.1 Monthly Statement to Certificateholders